Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates (Policies)	12 Months Ended
Feb. 28, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation and preparation
Basis of Presentation and Preparation
The consolidated financial statements include the accounts of all subsidiaries of the Company with intercompany transactions and balances eliminated on consolidation. All of the Company’s subsidiaries are wholly owned. These consolidated financial statements have been prepared by management in accordance with United States generally accepted accounting principles (“U.S. GAAP”) on a basis consistent for all periods presented, except as described in Note 2. Certain of the comparative figures have been reclassified to conform to the current year’s presentation.

Change in fiscal year
Change in Fiscal Year
Effective in the fourth quarter of fiscal 2016, the Company changed its fiscal year from a 52- or 53-week year ending the last Saturday in February or the first Saturday in March to a calendar basis ending the last day of February. The purpose of this change was to be consistent with common practice in the software industry, given the Company’s increased emphasis on software and its completed acquisitions of software companies with recurring revenue streams. The Company does not believe that the impact of the change was material.
Accordingly, the Company’s 2017 fiscal year ended on February 28, 2017, its 2016 fiscal year ended on February 29, 2016, and its 2015 fiscal year ended on February 28, 2015.
Comparability between fiscal year-ends may be affected by varying lengths of the period. Accordingly, fiscal 2017 was one day shorter than fiscal 2016, and fiscal 2016 was two days longer than fiscal 2015.

Use of estimates
Use of estimates
The preparation of the consolidated financial statements requires management to make estimates and assumptions with respect to the reported amounts of assets, liabilities, revenue and expenses and the disclosure of contingent assets and liabilities. Significant areas requiring the use of management estimates relate to the determination of reserves for various litigation claims, provisions for excess and obsolete inventories and liabilities for purchase commitments with contract manufacturers and suppliers, provisions for warranty, revenue-related estimates including vendor-specific objective evidence of selling price (“VSOE”), best estimated selling price (“BESP”), right of return and customer incentive commitments, royalties, implied fair value of goodwill, long-lived asset impairment, amortization expense, fair values of assets acquired and liabilities assumed in business combinations, provision for income taxes, realization of deferred income tax assets and the related components of the valuation allowance, allowance for doubtful accounts, and the fair values of financial instruments. Actual results could differ from these estimates.

Foreign currency translation
Foreign currency translation
The U.S. dollar is the functional and reporting currency of the Company and substantially all of the Company’s subsidiaries.
Foreign currency denominated assets and liabilities of the Company and its U.S. dollar functional currency subsidiaries are translated into U.S. dollars. Accordingly, monetary assets and liabilities are translated using the exchange rates in effect as at the consolidated balance sheet dates, and revenues and expenses are translated at the rates of exchange prevailing when the transactions occurred. Re-measurement adjustments are included in income. Non-monetary assets and liabilities are translated at historical exchange rates.
Foreign currency denominated assets and liabilities of the Company’s non-U.S. dollar functional currency subsidiaries are translated into U.S. dollars at the exchange rates in effect as at the consolidated balance sheet dates. Revenue and expenses are translated using monthly average exchange rates. Exchange gains or losses arising from translation of foreign currency denominated assets and liabilities are included as a currency translation adjustment within accumulated other comprehensive income (loss) (“AOCI”).

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of balances with banks and liquid investments with maturities of three months or less at the date of acquisition.
Accounts receivable, net
Accounts receivable, net
The accounts receivable balance reflects invoiced and accrued revenue and is presented net of an allowance for doubtful accounts. The allowance for doubtful accounts reflects estimates of probable losses in the accounts receivable balance. The Company is dependent on a number of significant customers and on large complex contracts with respect to the majority of its products, software and service revenue. The Company expects the majority of its accounts receivable balances to continue to come from large customers as it sells the majority of its software products, services, and devices through resellers and network carriers rather than directly.
The Company evaluates the collectability of its accounts receivable balance based upon a combination of factors on a periodic basis such as specific credit risk of its customers, historical trends and economic circumstances. The Company, in the normal course of business, monitors the financial condition of its customers and reviews the credit history of each new customer. When the Company becomes aware of a specific customer’s inability to meet its financial obligations to the Company (such as in the case of bankruptcy filings or material deterioration in the customer’s operating results or financial position, and payment experiences), the Company records a specific bad debt provision to reduce the customer’s related accounts receivable to its estimated net realizable value. If circumstances related to specific customers change, the Company’s estimates of the recoverability of accounts receivables balances could be further adjusted.

Investments
Investments
The Company’s cash equivalents and investments, other than cost method investments, consist of money market and other debt securities, which are classified as available-for-sale for accounting purposes and are carried at fair value. Unrealized gains and losses, net of related income taxes, are recorded in AOCI until such investments mature or are sold. The Company uses the specific identification method of determining the cost basis in computing realized gains or losses on available-for-sale investments, which are recorded in investment income. In the event of a decline in value that is other-than-temporary, the investment is written down to fair value with a charge to income. The Company does not exercise significant influence with respect to any of these investments.
Investments with maturities at time of purchase of three months or less are classified as cash equivalents. Investments with maturities of one year or less (but which are not cash equivalents), as well as any investments that management intends to hold for less than one year, are classified as short-term investments. Investments with maturities in excess of one year are classified as long-term investments.
The Company assesses individual investments that are in an unrealized loss position to determine whether the unrealized loss is other-than-temporary. The Company makes this assessment by considering available evidence, including changes in general market conditions, specific industry and individual company data, the length of time and the extent to which the fair value has been less than cost, the financial condition, the near-term prospects of the individual investment and the Company’s intent and ability to hold the investment. In the event that a decline in the fair value of an investment occurs and that decline in value is considered to be other-than-temporary, an impairment charge is recorded in investment income equal to the difference between the cost basis and the fair value of the individual investment as at the consolidated balance sheet date of the reporting period for which the assessment was made. The fair value of the investment then becomes the new cost basis of the investment.
If a debt security’s market value is below its amortized cost and either the Company intends to sell the security or it is more likely than not that the Company will be required to sell the security before its anticipated recovery, the Company records an other-than-temporary impairment charge to investment income for the entire amount of the impairment. For other-than-temporary impairments on debt securities that the Company does not intend to sell and it is not more likely than not that the entity will be required to sell the security before its anticipated recovery, the Company would separate the other-than-temporary impairment into the amount representing the credit loss and the amount related to all other factors. The Company would record the other-than-temporary impairment related to the credit loss as a charge to investment income, and the remaining other-than-temporary impairment would be recorded as a component of AOCI.

Derivative financial instruments
Derivative financial instruments
The Company uses derivative financial instruments, including forward contracts and options, to hedge certain foreign currency exposures. The Company does not use derivative financial instruments for speculative purposes.
The Company records all derivative instruments at fair value on the consolidated balance sheets. The fair value of these instruments is calculated based on notional and exercise values, transaction rates, market quoted currency spot rates, forward points, volatilities and interest rate yield curves. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative instrument and the resulting designation.
For derivative instruments designated as cash flow hedges, the effective portion of the derivative’s gain or loss is initially reported as a component of AOCI, net of tax, and subsequently reclassified into income in the same period or periods in which the hedged item affects income. The ineffective portion of the derivative’s gain or loss is recognized in current income. In order for the Company to receive hedge accounting treatment, the cash flow hedge must be highly effective in offsetting changes in the fair value of the hedged item and the relationship between the hedging instrument and the associated hedged item must be formally documented at the inception of the hedge relationship. Hedge effectiveness is formally assessed, both at hedge inception and on an ongoing basis, to determine whether the derivatives used in hedging transactions are highly effective in offsetting changes in the value of the hedged items and whether they are expected to continue to be highly effective in future periods.
The Company formally documents relationships between hedging instruments and associated hedged items. This documentation includes: identification of the specific foreign currency asset, liability or forecasted transaction being hedged; the nature of the risk being hedged; the hedge objective; and the method of assessing hedge effectiveness. If an anticipated transaction is deemed no longer likely to occur, the corresponding derivative instrument is de-designated as a hedge and any associated unrealized gains and losses in AOCI are recognized in income at that time. Any future changes in the fair value of the instrument are recognized in current income.
For any derivative instruments that do not meet the requirements for hedge accounting, or for any derivative instruments for which hedge accounting is not elected, the changes in fair value of the instruments are recognized in income in the current period and will generally offset the changes in the U.S. dollar value of the associated asset, liability or forecasted transaction.

Inventories
Inventories
Raw materials, work in process and finished goods are stated at the lower of cost or market value. Cost includes the cost of materials plus direct labour applied to the product and the applicable share of manufacturing overhead. Cost is determined on a first-in, first-out basis. Market is generally considered to be replacement cost; however, market is not permitted to exceed the ceiling (net realizable value) or be less than the floor (net realizable value less a normal markup). Net realizable value is defined as the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion and disposal.

Property, plant and equipment, net
Property, plant and equipment are stated at cost, less accumulated amortization. No amortization is provided for construction in progress until the assets are ready for use. Amortization is provided using the following rates and methods:

Buildings, leasehold improvements and other	Straight-line over terms between 5 and 40 years
BlackBerry operations and other information technology	Straight-line over terms between 3 and 5 years
Manufacturing equipment, research and development equipment and tooling	Straight-line over terms between 1 and 5 years
Furniture and fixtures	Declining balance at 20% per annum
Property, plant and equipment, net
Property, plant and equipment are stated at cost, less accumulated amortization. No amortization is provided for construction in progress until the assets are ready for use. Amortization is provided using the following rates and methods:

Buildings, leasehold improvements and other	Straight-line over terms between 5 and 40 years
BlackBerry operations and other information technology	Straight-line over terms between 3 and 5 years
Manufacturing equipment, research and development equipment and tooling	Straight-line over terms between 1 and 5 years
Furniture and fixtures	Declining balance at 20% per annum

Assets held for sale and discontinued operations
Assets Held For Sale
When certain criteria are met, the Company reclassifies assets and related liabilities as held for sale at the lower of their carrying value or fair value less costs to sell and, if material, presents them separately on the Company’s consolidated balance sheets. If the carrying value exceeds the fair value less costs to sell, a loss is recognized. If the plan to sell an asset includes a leaseback arrangement for which the Company will retain more than a minor portion of the use of the asset, then the asset is not reclassified as held for sale as the criteria are deemed not to have all been met. Assets classified as held for sale are no longer amortized. Comparative historical figures are reclassified to conform to the current year’s presentation.
The Company applies judgment in determining whether the criteria for reclassifying assets as held for sale are met, including the assessment of sale leaseback arrangements included in the plan to sell. Further, in determining fair values less costs to sell, the Company utilizes bids received from prospective purchasers and third-party appraisals, based on discounted cash flow or market comparable valuation approaches. The Company estimates costs to sell based on historical costs incurred for similar transactions. Should any of the estimates change, or if the actual proceeds of disposal differ from the estimates of fair value, it could have a material impact on net loss.

Goodwill
Goodwill
Goodwill represents the excess of the acquisition price over the fair value of identifiable net assets acquired. Goodwill is allocated at the date of the business combination. Goodwill is not amortized, but is tested for impairment annually, during the fourth quarter, or more frequently if events or changes in circumstances indicate the asset may be impaired. These events and circumstances may include a significant change in legal factors or in the business climate, a significant decline in the Company’s share price, an adverse action or assessment by a regulator, unanticipated competition, a loss of key personnel, significant disposal activity and the testing of recoverability for a significant asset group.
As a result of the internal reporting reorganization and the Company’s transition to segmented reporting as described in Note 15, the change in reporting unit structure necessitated a goodwill impairment assessment preceding and following the reorganization of reporting units. The impairment test is carried out in two steps. In the first step, the carrying amount of the reporting unit, including goodwill, is compared with its fair value. Following the reorganization, goodwill was assigned to the reporting units based upon the relative fair value allocation approach. The estimated fair value is determined utilizing multiple approaches based on the reporting units valued. In its analysis, the Company utilized multiple valuation techniques, including the income approach, discounted future cash flows, the market-based approach, and the asset value approach. The carrying amount of the Company’s assets was assigned to reporting units using reasonable methodologies based on the asset type. When the carrying amount of a reporting unit exceeds its fair value, goodwill of the reporting unit is considered to be impaired and the second step is necessary. Different judgments could yield different results.
The completion of step one of the goodwill impairment test following the internal reporting reorganization provided indications of impairment in certain reporting units, necessitating step two.
In the second step, the implied fair value of the reporting unit’s goodwill is compared with its carrying amount to measure the amount of the impairment loss, if any. The second step involves significant judgment in the selection of assumptions necessary to arrive at an implied fair value of goodwill. Different judgments could yield different results.
Using the impaired reporting units’ fair value determined in step one as the acquisition prices in hypothetical acquisitions of the reporting units, the implied fair values of goodwill were calculated as the residual amount of the acquisition price after allocations made to the fair values of net assets, including working capital, property, plant and equipment and both recognized and unrecognized intangible assets. Based on the results of step two of the goodwill impairment test, it was concluded that the carrying value of goodwill was impaired. Consequently, the Company recorded total goodwill impairment charges of $5 million and $52 million in the Mobility Solutions and SAF operating segments, respectively (the “Goodwill Impairment Charge”), in the first quarter of fiscal 2017. The results of step one of the goodwill impairment test also indicated impairment in the asset groups associated with those reporting units resulting in the long-lived asset impairment test as discussed below.

Intangible assets
Intangible assets
Intangible assets with definite lives are stated at cost, less accumulated amortization. Amortization is provided on a straight-line basis over the following terms:

Acquired technology	Between 3 and 10 years
Intellectual property	Between 1 and 17 years
Other acquired intangibles	Between 2 and 10 years

Acquired technology consists of intangible assets acquired through business acquisitions. Intellectual property consists of patents (both purchased and internally generated) and agreements with third parties for the use of intellectual property. Other acquired intangibles include items such as customer relationships and brand. The useful lives of intangible assets are evaluated at least annually to determine if events or circumstances warrant a revision to their remaining period of amortization. Legal, regulatory and contractual factors, the effects of obsolescence, demand, competition and other economic factors are potential indicators that the useful life of an intangible asset may be revised.

Impairment of long-lived assets
Impairment of long-lived assets
The Company reviews long-lived assets (“LLA”) such as property, plant and equipment and intangible assets with finite useful lives for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset or asset group may not be recoverable. These events and circumstances may include significant decreases in the market price of an asset or asset group, significant changes in the extent or manner in which an asset or asset group is being used by the Company or in its physical condition, a significant change in legal factors or in the business climate, a history or forecast of future operating or cash flow losses, significant disposal activity, a significant decline in the Company’s share price, a significant decline in revenue or adverse changes in the economic environment.
The LLA impairment requires the Company to identify its asset groups and test impairment of each asset group separately. To conduct the LLA impairment test, the asset group is tested for recoverability using undiscounted cash flows over the remaining useful life of the primary asset. If forecasted net cash flows are less than the carrying amount of the asset group, an impairment charge is measured by comparing the fair value of the asset group to its carrying value. Determining the Company’s asset groups and related primary assets requires significant judgment by management. Different judgments could yield different results.
When indicators of impairment exist, LLA impairment is tested using a two-step process. The Company performs a cash flow recoverability test as the first step, which involves comparing the asset group’s estimated undiscounted future cash flows to the carrying amount of its net assets. If the net cash flows of the asset group exceed the carrying amount of its net assets, LLA are not considered to be impaired. If the carrying amount exceeds the net cash flows, there is an indication of potential impairment and the second step of the LLA impairment test is performed to measure the impairment amount. The second step involves determining the fair value of the asset group. Fair values are determined using valuation techniques that are in accordance with U.S. GAAP, including the market approach, income approach and cost approach. If the carrying amount of the asset group’s net assets exceeds the fair value of the Company, then the excess represents the maximum amount of potential impairment that will be allocated to the asset group, with the limitation that the carrying value of each separable asset cannot be reduced to a value lower than its individual fair value. The total impairment amount allocated is recognized as a non-cash impairment loss.
The Company reviews any changes in events and circumstances that have occurred on a quarterly basis to determine if indicators of LLA impairment exist. In the first quarter of fiscal 2017, as a result of step one of the goodwill impairment assessment, the Company performed an LLA impairment analysis on the asset groups associated with the impaired reporting units using the procedure described above, which included a cash flow recoverability test. The estimated undiscounted net cash flows of the asset groups showing indicators of impairment were determined utilizing the Company’s internal forecasts. The Company concluded that the carrying value of certain asset groups exceeded the undiscounted net cash flows. Consequently, step two of the LLA impairment test was performed whereby the fair values of certain of the Company’s assets were compared to their carrying values.
As a result of such LLA impairment test, the Company recorded a non-cash, pre-tax and after-tax charge against its LLA of approximately $501 million ($0.95 per share) (the “LLA Impairment Charge”) in the first quarter of fiscal 2017, which was applicable to the intellectual property within the asset group associated with the Mobility Solutions segment.

Business acquisitions
Business acquisitions
The Company accounts for its acquisitions using the acquisition method whereby identifiable assets acquired and liabilities assumed are measured at their fair values as of the date of acquisition. The excess of the acquisition price over such fair value, if any, is recorded as goodwill, which is not expected to be deductible for tax purposes. The Company includes the operating results of each acquired business in the consolidated financial statements from the date of acquisition.

Royalties
Royalties
The Company recognizes its liability for royalties in accordance with the terms of existing license agreements. Where license agreements are not yet finalized, the Company recognizes its current estimates of the obligation in accrued liabilities in the consolidated financial statements. When the license agreements are subsequently finalized, the estimate is revised accordingly. Management’s estimates of royalty rates are based on the Company’s historical licensing activities, royalty payment experience, and forward-looking expectations.

Warranty
Warranty
The Company records the estimated costs of product warranties at the time revenue is recognized. BlackBerry devices are generally covered by a time-limited warranty for varying periods of time. The Company’s warranty obligation is affected by product failure rates, differences in warranty periods, regulatory developments with respect to warranty obligations in the countries in which the Company carries on business, freight expense, and material usage and other related repair costs. The Company does not have any warranty obligations associated with BlackBerry-branded smartphones sold by licensing partners.
The Company’s estimates of costs are based upon historical experience and expectations of future return rates and unit warranty repair costs. If the Company experiences increased or decreased warranty activity, or increased or decreased costs associated with servicing those obligations, revisions to the estimated warranty liability would be recognized in the reporting period when such revisions are made.

Convertible debentures
Convertible debentures
The Company elected to measure its outstanding convertible debentures (collectively, the “Debentures” as defined in Note 10) at fair value in accordance with the fair value option. Each period, the fair value of the Debentures is recalculated and resulting gains and losses from the change in fair value of the Debentures are recognized in income. The fair value of the Debentures has been determined using the significant inputs of principal value, interest rate spreads and curves, embedded call option prices, the market price and volatility of the Company’s listed common shares, and the Company’s implicit credit spread.

Revenue Recognition
Revenue recognition
The Company recognizes revenue as earned when the following four criteria have been met: (i) when persuasive evidence of an arrangement exists, (ii) the product has been delivered to a customer and title has been transferred or the services have been rendered, (iii) the sales price is fixed or determinable, and (iv) collection is reasonably assured. In addition to this general policy, the following paragraphs describe the specific revenue recognition policies for each of the Company’s major categories of revenue.

Software and services
Software and Services
Revenue from term licensed software and value-added services is recognized upon delivery or ratably over the license or subscription term. Revenue from perpetual licenses is recognized either upon delivery or over the estimated customer life, depending on whether the Company has obtained VSOE of fair value for the associated undelivered products bundled with the perpetual license. When an arrangement includes both term and perpetual software licenses, all revenue is recognized ratably over the longer of the service delivery periods applicable to the term and perpetual software licenses. All of the deliverables under these licenses are deemed to have been made in accordance with industry-specific software revenue recognition accounting guidance.
When the VSOE of fair value has not been established, the Company uses the residual method to recognize revenue if the VSOE of fair value of undelivered elements is determinable. Revenue from software maintenance, unspecified upgrades and technical support contracts is recognized over the period that such items are delivered or those services are provided.
Revenue from professional services can be part of software license arrangements or sold separately. When professional services are sold as part of software license arrangements, recognition of revenue for the entire transaction either occurs over the period in which the services are expected to be performed or does not commence until completion and acceptance of these professional services, depending on the facts and circumstances of the transaction. Revenue from professional services sold separately from software licenses is recognized upon completion of the services.
Revenue from renewals of support and maintenance contracts is recognized ratably over the contract term.

Hardware
Hardware
Revenue for hardware products is recognized when the four revenue recognition criteria noted above are met. The Company records reductions to revenue for estimated commitments related to price protection, rights of return and customer incentive programs. If there is a risk of future pricing concessions and a reliable estimate cannot be made at the time of shipment, the Company recognizes the related revenue and costs of goods sold when its products are sold through to an end user.
Significant judgment is applied by the Company to determine whether shipments of devices have met the Company’s revenue recognition criteria, as the analysis is dependent on many facts and circumstances. The Company recognizes revenue upon shipment provided that the Company is able to conclude that the price was fixed or determinable. Sales of the Company’s devices to wireless carriers in certain regions are recognized as revenue at the time of shipment. Other shipments of devices are recognized as revenue only when the devices sell through to end users. For shipments where the Company recognizes revenue when the product is sold through to an end user, the Company determines the point at which that happens based upon internally generated reporting indicating when the devices are activated on the Company’s relay infrastructure.

Service access fees
Service Access Fees
Revenue from service access fees is recognized ratably on a monthly basis when the service is provided. In instances where the Company bills the customer prior to performing the service, the pre-billing is recorded as deferred revenue. Service access fee revenue also includes the recognition of previously deferred revenue related to multiple-element arrangements for non-software services and software upgrade rights related to BlackBerry 10 devices.

Intellectual property
Intellectual Property
The Company’s outbound patent licensing agreements provide for license fees that may be a single upfront payment or multiple payments representing all or a majority of the licensing revenue that will be payable to the Company. These agreements may be perpetual or term in nature and grant (i) a limited non-exclusive, non-transferable license to certain of the Company’s patents, (ii) a covenant not to enforce patent rights against the licensee, and (iii) the release of the licensee from certain claims. Revenue from patent licensing agreements is recorded when the four major criteria of revenue recognition noted above are met. These criteria are generally fulfilled upon mutual signing of the license agreement.
From time to time, the Company may sell patents, which are typically non-strategic, to the Company’s product and patent portfolio. These patent sales are a part of the technology and patent licensing strategy, and therefore represent a component of the Company’s major or central operations. Revenue from patent sales is recorded when the four major criteria of revenue recognition noted above are met. For perpetual agreements, these criteria are generally fulfilled upon the beginning of the license period, coinciding with the mutual signing of the license agreement. For term-based agreements, these criteria are generally considered to be fulfilled over the life of the agreement and revenue is recognized ratably.

Mobility licensing
Mobility Licensing
In fiscal 2017, the Company entered into three license agreements under which the Company has licensed its security software and service suite, as well as related brand assets, to third parties who will design, manufacture, sell and provide customer support for BlackBerry-branded mobile handsets. Revenue is recognized when the four major criteria of revenue recognition noted above are met. Mobility license revenue for licensees, whose sales exceed contractual sales minimums, is recognized when licensed products are sold as reported by the Company’s licensees. For licensees whose sales do not exceed contractual sales minimums, revenue is recognized ratably over the license term based on contractual minimum amounts.

Shipping and handling costs
Shipping and Handling Costs
Amounts billed to customers related to shipping and handling are classified as revenue, and the Company’s shipping and handling costs are included in cost of sales. Shipping and handling costs that cannot be reasonably attributed to certain customers are included in selling, marketing and administration.

Multiple-element arrangements
Multiple-element arrangements
The Company enters into revenue arrangements that may consist of multiple deliverables of its product and service offerings. The Company’s typical multiple-element arrangements involve: (i) software with technical support services, and (ii) BlackBerry 10 or Android handheld devices with unspecified software upgrades on a when-and-if available basis along with undelivered non-software services.
For the Company’s arrangements involving multiple deliverables, the consideration from the arrangement is allocated to each respective element based on its relative selling price, using VSOE. In certain limited instances when the Company is unable to establish the selling price using VSOE, the Company attempts to establish the selling price of each element based on acceptable third-party evidence of selling price (“TPE”); however, the Company is generally unable to reliably determine the selling prices of similar competitor products and services on a stand-alone basis. In these instances, the Company uses BESP in its allocation of arrangement consideration, where permitted. The objective of BESP is to determine the price at which the Company would transact a sale if the product or service was sold on a stand-alone basis.
For arrangements involving multiple deliverables of software with technical support services, revenue is recognized based on the industry-specific software revenue recognition accounting guidance. If the Company is not able to determine VSOE for all of the deliverables of the arrangement, but is able to obtain VSOE for all undelivered elements, revenue is allocated using the residual method. Under the residual method, the amount of revenue allocated to delivered elements equals the total arrangement consideration, less the aggregate fair value of any undelivered elements. If VSOE of any undelivered software element does not exist, revenue from the entire arrangement is deferred and recognized at the earlier of: (i) delivery of those elements for which VSOE did not exist; or (ii) when VSOE can be established.
For arrangements involving multiple deliverables including the BlackBerry 10 or Android device and the essential operating system software, as well as unspecified software upgrade rights and non-software services for which the Company may not charge for separately, the consideration from the arrangement is allocated to each respective element based on the relative selling price, using the Company’s BESP, as the device, unspecified software upgrade rights and non-software services are no longer sold separately. The consideration for the delivered hardware and the related essential operating system software are recognized at the time of sale provided that the four general revenue recognition criteria have been met. The consideration allocated to the unspecified software upgrade rights and non-software services is deferred and recognized on a straight-line basis over the estimated period during which the software upgrades and non-software services are expected to be provided.
The Company determines BESP for a product or service by considering multiple factors including, but not limited to, historical pricing practices for similar offerings, market conditions, competitive landscape, internal costs, gross margin objectives and pricing practices. The determination of BESP is made through consultation with, and formal approval by, the Company’s management, taking into consideration the Company’s marketing strategy. The Company regularly reviews VSOE, TPE and BESP, and maintains internal controls over the establishment and updates of these estimates. Based on the above factors, the Company’s BESP for the unspecified software upgrade right and non-software services ranges from $4 to $20 per device based on the operating system and the region in which the service is provided.

Income taxes
Income taxes
The Company uses the liability method of income tax allocation to account for income taxes. Deferred income tax assets and liabilities are recognized based upon temporary differences between the financial reporting and income tax bases of assets and liabilities, and measured using enacted income tax rates and tax laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred income tax assets to the amount that is more likely than not to be realized. The Company considers both positive evidence and negative evidence, to determine whether, based upon the weight of that evidence, a valuation allowance is required. Judgment is required in considering the relative impact of negative and positive evidence.
Significant judgment is also required in evaluating the Company’s uncertain income tax positions and provisions for income taxes. Liabilities for uncertain income tax positions are recognized based on a two-step approach. The first step is to evaluate whether an income tax position has met the recognition threshold by determining if the weight of available evidence indicates that it is more likely than not to be sustained upon examination. The second step is to measure the income tax position that has met the recognition threshold as the largest amount that is more than 50% likely of being realized upon settlement. The Company continually assesses the likelihood and amount of potential adjustments and adjusts the income tax provisions, income taxes payable and deferred income taxes in the period in which the facts that give rise to a revision become known. The Company recognizes interest and penalties related to uncertain income tax positions as interest expense, which is then netted and reported within investment income.
The Company uses the flow-through method to account for investment tax credits (“ITCs”) earned on eligible scientific research and experimental development expenditures. Under this method, the ITCs are recognized as a reduction to income tax expense.

Research and development
Research and development
Research costs are expensed as incurred. Development costs for BlackBerry devices and licensed software to be sold, leased or otherwise marketed are subject to capitalization beginning when a product’s technological feasibility has been established and ending when a product is available for general release to customers. The Company’s products are generally released soon after technological feasibility has been established and therefore costs incurred subsequent to achievement of technological feasibility are not significant and have been expensed as incurred.

Comprehensive income
Comprehensive income (loss)
Comprehensive income (loss) is defined as the change in net assets of a business enterprise during a period from transactions and other events and circumstances from non-owner sources and includes all changes in equity during a period, except those resulting from investments by owners and distributions to owners. The Company’s reportable items of comprehensive income (loss) are the cumulative translation adjustment resulting from non-U.S. dollar functional currency subsidiaries as described under the foreign currency translation policy above, cash flow hedges as described in Note 5, and changes in the fair value of available-for-sale investments as described in Notes 3 and 4. Realized gains or losses on available-for-sale investments are reclassified into investment income using the specific identification basis.

Earnings (loss) per share
Earnings (loss) per share
Earnings (loss) per share is calculated based on the weighted average number of common shares outstanding during the fiscal year. The treasury stock method is used for the calculation of the dilutive effect of stock options. The if-converted method is used for the dilutive effect of the Debentures.

Stock-based compensation plans
Stock-based compensation plans
The Company has stock-based compensation plans. Awards granted under the plans are detailed in Note 11(b).
The Equity Incentive Plan (the “Equity Plan”) was adopted during fiscal 2014 and replaced the Company’s previous Equity Incentive Plan and Restricted Share Unit Plan (the “Prior Plans”). Awards previously granted under the Prior Plans continue to be governed by the terms of the Prior Plans and by any amendments approved by the Company’s Board of Directors (the “Board”). The Equity Plan provides for the grants of incentive stock options and restricted share units (“RSUs”) to officers and employees of the Company or its subsidiaries. The number of common shares authorized for awards under the Equity Plan is 21,375,000 common shares. Any shares that are subject to options granted after fiscal 2013 are counted against this limit as 0.625 share for every one option granted, and any shares that are subject to RSUs granted after fiscal 2013 are counted against this limit as one share for every RSU. Awards previously granted under the Prior Plans and the Equity Plan that expire or are forfeited, or settled in cash, are added to the shares available under the Equity Plan. Options forfeited will be counted as 0.625 shares to the shares available under the Equity Plan. Shares issued as awards other than options (i.e., RSUs) that expire or are forfeited, settled in cash or sold to cover withholding tax requirements are counted as one share added to the shares available under the Equity Plan. In addition to awards under the Equity Plan, 10,521,418 RSUs were granted to Mr. Chen as an inducement to enter into a contract of full-time employment.
The Company measures stock-based compensation expense for options at the grant date based on the award’s fair value as calculated by the Black-Scholes-Merton (“BSM”) option pricing model for stock options and the expense is recognized ratably over the vesting period. The BSM model requires various judgmental assumptions including volatility and expected option life. In addition, judgment is also applied in estimating the number of stock-based awards that are expected to be forfeited, and if actual results differ significantly from these estimates, stock-based compensation expense and the Company’s results of operations would be impacted.
Any consideration paid by employees on exercise of stock options, plus any recorded stock-based compensation within additional paid-in capital related to that stock option, is credited to capital stock.
RSUs are redeemed for common shares issued by the Company or the cash equivalent on the vesting dates established by the Board or the Compensation, Nomination and Governance Committee of the Board. The RSUs generally vest over a three-year period, either in equal annual installments or on the third anniversary date. The Company classifies RSUs as equity instruments as the Company has the ability and intent to settle the awards in common shares. The compensation expense for standard RSUs is calculated based on the fair value of each RSU as determined by the closing value of the Company’s common shares on the business day of the grant date. The Company recognizes compensation expense over the vesting period of the RSU.
The Company expects to settle RSUs, upon vesting, through the issuance of new common shares from treasury.
The Company has a Deferred Share Unit Plan (the “DSU Plan”), originally approved by the Board on December 20, 2007, under which each independent director is credited with Deferred Share Units (“DSUs”) in satisfaction of all or a portion of the cash fees otherwise payable to them for serving as a director of the Company. At a minimum, 60% of each independent director’s annual retainer will be satisfied in the form of DSUs. After his or her first year of service, a director can elect to receive the remaining 40% in any combination of cash and DSUs. Within a specified period after a director ceases to be a member of the Board, DSUs will be redeemed for cash with the redemption value of each DSU equal to the weighted average trading price of the Company’s shares over the five trading days preceding the redemption date. Alternatively, the Company may elect to redeem DSUs by way of shares purchased on the open market or issued by the Company.
DSUs are accounted for as liability-classified awards and are awarded on a quarterly basis. These awards are measured at their fair value on the date of issuance and re-measured at each reporting period until settlement.

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Adoption of Accounting Policies
ADOPTION OF ACCOUNTING POLICIES
In May 2014, the Financial Accounting Standards Board (“FASB”) issued a new accounting standard on the topic of revenue contracts, which replaces the existing revenue recognition standard. The new standard amends the number of requirements that an entity must consider in recognizing revenue and requires improved disclosures to help readers of financial statements better understand the nature, amount, timing and uncertainty of revenue recognized. For public entities, the new standard is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early adoption is permitted for annual reporting periods and interim periods therein beginning after December 15, 2016. The Company expects to adopt this guidance in the first quarter of fiscal 2019 and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures. The Company expects that upon adoption of this standard, significant revenue which would otherwise have been recognized in future periods will instead be recognized either in retrospectively restated periods or in a cumulative adjustment to retained earnings, depending on the Company’s chosen method of adoption. The Company also expects that upon adoption of this standard, certain revenues will be recognized earlier than they would be under the current standard.
In July 2015, the FASB issued a new accounting standard update on the topic of inventory. The amendments in this update provide guidance on the subsequent measurement of inventory from the lower of cost or market to the lower of cost and net realizable value for entities using the first-in, first-out or the average cost method. The amendments in this update are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. It should be applied prospectively with earlier application permitted as of the beginning of the interim or annual reporting period. The Company expects to adopt this guidance in the first quarter of fiscal 2018 and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.
In January 2016, the FASB issued a new accounting standard on the topic of financial instruments. The amendments in this update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The standard primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the guidance clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities. The guidance is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted for certain requirements. The Company expects to adopt this guidance in the first quarter of fiscal 2019 and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.
In February 2016, the FASB issued a new accounting standard on the topic of leases. The new standards would require companies and other organizations to include lease obligations in their balance sheets, including a dual approach for lessee accounting under which a lessee would account for leases as finance leases or operating leases. Both finance leases and operating leases will result in the lessee recognizing a right-of-use (“ROU”) asset and a corresponding lease liability. For finance leases, the lessee would recognize interest expense and amortization of the ROU asset, and for operating leases, the lessee would recognize a straight-line total lease expense. The guidance is effective for interim and annual periods beginning after December 15, 2018. Early adoption is permitted. The Company expects to adopt this guidance in the first quarter of fiscal 2020 and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.
In March 2016, the FASB issued a new accounting standard on the topic of revenue from contracts with customers. The amendments in this update clarify the implementation guidance on principal versus agent considerations. When another party, along with the reporting entity, is involved in providing goods or services to a customer, an entity is required to determine whether the nature of its promise is to provide that good or service to the customer (as a principal) or to arrange for the good or service to be provided to the customer by the other party (as an agent). The guidance is effective for interim and annual periods beginning after December 15, 2017. The Company will adopt this guidance in the first quarter of fiscal 2019 and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.
In March 2016, the FASB issued a new accounting standard on the topic of stock compensation. The amendments in this update simplify several aspects of the accounting for share-based payment award transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statements of cash flows. The guidance is effective for interim and annual periods beginning after December 15, 2016. Early adoption is permitted. The Company expects to adopt this guidance in the first quarter of fiscal 2018 and does not expect the adoption to significantly impact its results of operations, financial position, or disclosures.
In April 2016, the FASB issued an update that clarifies the implementation guidance on identifying promised goods or services and on determining whether an entity’s promise to grant a license with either a right to use the entity’s intellectual property (which is satisfied at a point in time) or a right to access the entity’s intellectual property (which is satisfied over time). The guidance is effective for interim and annual periods beginning after December 15, 2017. The Company will adopt this guidance in the first quarter of fiscal 2019 and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.
In May 2016, the FASB issued an update that rescinds various standards codified as part of Topic 605, Revenue Recognition, in relation to the future adoption of Topic 606, Revenue from Contracts with Customers. These rescissions include changes to topics pertaining to revenue and expense recognition for freight services in process, accounting for shipping and handling fees and costs, and accounting for consideration given by a vendor to a customer. The Company is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.
In May 2016, the FASB issued a new accounting standard on the topic of revenue contracts that aims to reduce the risk of diversity in practice, including collectibility, non-cash consideration, presentation of sales tax and transition. The guidance is effective for interim and annual periods beginning after December 15, 2017. The Company will adopt this guidance in the first quarter of fiscal 2019 and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.
In June 2016, the FASB issued a new accounting standard on the topic of financial instruments that replaces the “incurred loss” impairment methodology for recognizing credit losses that delays recognition until it is probable a loss has been incurred, with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance is effective for interim and annual periods beginning after December 15, 2019. Early adoption is permitted for annual reporting periods and interim periods therein beginning after December 15, 2018. The Company will adopt this guidance in the first quarter of fiscal 2021 and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.
In August 2016, the FASB issued a new accounting standard on the topic of statements of cash flows. The amendments in this update clarify the classification of certain cash receipts and cash payments. The guidance is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted. The Company expects to adopt this guidance in the first quarter of fiscal 2019 and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.
In October 2016, the FASB issued a new accounting standard on the topic of income taxes. The amendments in this update improve the accounting for the income tax consequences of intra-entity transfers of assets other than inventory. This guidance is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted. The Company plans to early adopt this guidance in the first quarter of fiscal 2018 and does not expect the adoption to significantly impact its results of operations, financial position, or disclosures.
In November 2016, the FASB issued a new accounting standard on the topic of statements of cash flows. The amendments in this update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The guidance is effective for annual periods beginning after December 15, 2017 and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The amendments in this update should be applied using a retrospective transition method to each period presented. The Company expects to adopt this guidance in the first quarter of fiscal 2019 and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.
In December 2016, the FASB issued a new accounting standard update on technical corrections and improvements that will affect a wide variety of topics in the Accounting Standards Codification (the “Codification”). This update will clarify the Codification, correct errors or make minor improvements to the Codification that are not expected to have a significant effect on current accounting practice. The amendments in this update do not require transition guidance and are effective upon issuance of this update. The Company does not expect that this adoption will have a material impact on its results of operations, financial position and disclosures.
In January 2017, the FASB issued a new accounting standard update on the topic of business combinations. The amendments in this update clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The guidance is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted. The Company expects to adopt this guidance in the first quarter of fiscal 2019 and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.
In January 2017, the FASB issued an accounting standard update on the topic of goodwill. The amendments in this update modify the concept of impairment from the condition that exists when the carrying amount of goodwill exceeds its implied fair value to the condition that exists when the carrying amount of a reporting unit exceeds its fair value. The guidance is effective for fiscal years beginning after December 15, 2020. Early adoption is permitted. The Company expects to adopt this guidance in the first quarter of fiscal 2022 and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.
In February 2017, the FASB issued a new accounting standard update on the topic of other income - gains and losses from the derecognition of non-financial assets. The amendments in this update clarify the scope of Subtopic 610-20, Other Income - Gains and Losses from the Derecognition of Non-Financial Assets and add guidance for partial sales of non-financial assets. The guidance is effective for fiscal years beginning after December 15, 2017. The Company will adopt this guidance in the first quarter of fiscal 2019 and is currently evaluating the impact that the adoption will have on its results of operations, financial position and disclosures.